Statements of Consolidated Income (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Apr. 30, 2013	Apr. 30, 2012	Apr. 30, 2011
Income Statement [Abstract]
Net sales	$ 5,897.7	$ 5,525.8	$ 4,825.7
Cost of products sold	3,858.6	3,637.4	2,973.1
Cost of products sold - restructuring and merger and integration	11.5	43.2	54.1
Gross Profit	2,027.6	1,845.2	1,798.5
Selling, distribution, and administrative expenses	973.9	892.7	863.1
Amortization	96.8	88.1	73.8
Impairment charges	0	4.6	17.6
Other restructuring and merger and integration costs	42.8	72.5	59.1
Other special project costs	6.7	0	0
Loss on divestiture	0	11.3	0
Other operating (income) expense - net	(3.0)	(2.3)	0.6
Operating Income	910.4	778.3	784.3
Interest expense - net	(93.4)	(79.8)	(67.1)
Other income - net	0.3	2.7	0
Income Before Income Taxes	817.3	701.2	717.2
Income taxes	273.1	241.5	237.7
Net Income	$ 544.2	$ 459.7	$ 479.5
Earnings per common share:
Net Income	$ 5.00	$ 4.06	$ 4.06
Net Income - Assuming Dilution	$ 5.00	$ 4.06	$ 4.05
Dividends Declared per Common Share	$ 2.08	$ 1.92	$ 1.68